Financial liabilities - Schedule of components of financial liabilities other than hedging derivatives (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	€ 193,417	€ 171,546
Financial liabilities designated at fair value through profit or loss	43,407	42,148
Financial liabilities at amortised cost	1,543,776	1,421,184
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	52,319	51,968
Short Positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	41,956	44,015
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	99,142	75,563
Financial liabilities designated at fair value through profit or loss	28,164	30,440
Financial liabilities at amortised cost	1,161,212	1,072,384
Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	7,833	12,385
Financial liabilities designated at fair value through profit or loss	435	3,086
Financial liabilities at amortised cost	17,217	18,542
Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	44,141	27,058
Financial liabilities designated at fair value through profit or loss	1,515	1,424
Financial liabilities at amortised cost	83,615	74,692
Customer
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	47,168	36,120
Financial liabilities designated at fair value through profit or loss	26,214	25,930
Financial liabilities at amortised cost	1,060,380	979,150
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	15,221	11,686
Financial liabilities at amortised cost	332,846	312,704
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	22	22
Financial liabilities at amortised cost	€ 49,718	€ 36,096